Share Capital and Reserves - Summary of Share Capital (Parenthetical) (Detail) - € / shares shares in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value per share		€ 0.32	€ 0.32
Percentage of shares representing in total issued share capital		93.71%	93.71%
Cancellation of treasury shares	[1],[2]	4	44
Income Shares [member]
Disclosure of classes of share capital [line items]
Par value per share		€ 0.02	€ 0.02
Percentage of shares representing in total issued share capital		5.86%	5.86%
Description of voting rights		Income Shares carry no voting rights
Date of issued share capital created		Aug. 29, 1988
Cancellation of treasury shares	[1],[3]	4	44
Date Of Cancellation Of Shares		Feb. 09, 2021

[1]	During 2020, 4,500,000 (2019: 43,750,000) Ordinary Shares (including Income Shares) were cancelled. The amount paid to repurchase these shares was initially recognised in Treasury Shares/own shares and was transferred to retained income on cancellation.
[2]	The Ordinary Shares represent 93.71% of the total issued share capital as at 31 December 2020.
[3]	The Income Shares, which represent 5.86% of the total issued share capital as at 31 December 2020, were canceled with effect from 9 February 2021 pursuant to a resolution approved by shareholders at an extraordinary general meeting of the Company held on 9 February 2021. The Income Shares were created on 29 August 1988 for the express purpose of giving shareholders the choice of receiving dividends on either their Ordinary Shares or on their Income Shares (by notice to the Company). The Income Shares carried a different tax credit to the Ordinary Shares. The creation of the Income Shares was achieved by the allotments of fully paid Income Shares to each shareholder equal to his/her holding of Ordinary Shares but the shareholder is not entitled to an Income Share certificate, as a certificate for Ordinary Shares was deemed to include an equal number of Income Shares and a shareholder may only sell, transfer or transmit Income Shares with an equivalent number of Ordinary Shares. Income Shares carry no voting rights. Due to changes in Irish tax legislation since the creation of Income Shares, dividends on the Company’s shares no longer carried a tax credit. As elections made by shareholders to receive dividends on their holdings of Income Shares were no longer relevant, the Articles of Association were amended on 8 May 2002 to cancel such elections.